UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6290

LEGG MASON PARTNERS WORLD FUNDS, INC.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: January 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS WORLD FUNDS, INC.

LEGG MASON PARTNERS INTERNATIONAL ALL CAP OPPORTUNITY FUND

FORM N-Q

JANUARY 31, 2007

LEGG MASON PARTNERS INTERNATIONAL ALL CAP OPPORTUNITY FUND

Schedule of Investments (unaudited)

January 31, 2007

SHARES	SECURITY	VALUE
COMMON STOCKS - 80.4%
Canada - 3.6%
107,400	Agrium Inc.	$3,724,632
122,700	Barrick Gold Corp.	3,634,374
604,900	Bombardier Inc. *	2,282,641
140,700	Nortel Networks Corp. *	3,766,539

	Total Canada	13,408,186

Cayman Islands - 0.6%
94,700	Silicon Motion Technology Corp., ADR *	1,745,321
58,600	Vimicro International Corp., ADR *	554,942

	Total Cayman Islands	2,300,263

Finland - 1.9%
172,700	Nokia Oyj	3,769,232
133,800	UPM-Kymmene Oyj	3,417,658

	Total Finland	7,186,890

France - 12.5%
207,500	Alcatel SA	2,667,622
116,400	Axa	4,893,312
66,800	Compagnie Generale des Etablissements Michelin, Class B Shares	6,095,699
32,300	European Aeronautic Defence & Space Co.	1,068,983
142,900	France Telecom SA	3,938,021
79,700	Generale de Sante	3,133,961
53,400	Sanofi-Aventis	4,682,019
37,200	Societe Generale	6,552,275
59,400	Technip SA	3,792,754
89,804	Total SA	6,046,936
109,400	Vivendi Universal SA	4,490,962

	Total France	47,362,544

Germany - 8.9%
110,000	Bayerische Motoren Werke AG	6,691,885
173,400	Deutsche Telekom AG	3,042,936
243,200	Infineon Technologies AG *	3,468,008
39,600	Linde AG	4,230,301
180,000	MLP AG	4,012,791
41,000	MTU Aero Engines Holding AG	2,173,939
73,100	Rhoen-Klinikum AG	3,800,907
57,500	Siemens AG	6,316,636

	Total Germany	33,737,403

Hong Kong - 2.6%
750,000	Cheung Kong Holdings Ltd.	9,893,255

Ireland - 1.0%
45,000	Ryanair Holdings PLC, ADR *	3,901,050

Italy - 1.4%
1,074,600	Telecom Italia SpA	3,160,424
249,424	UniCredito Italiano SpA	2,302,006

	Total Italy	5,462,430

Japan - 10.1%
60,100	Asatsu-DK Inc.	1,857,176
105,200	Konami Corp.	2,764,075
141,100	Millea Holdings Inc.	5,024,713
395	Mitsubishi UFJ Financial Group Inc.	4,764,934
61,800	Nippon System Development Co., Ltd.	2,139,486
794,000	Nipponkoa Insurance Co., Ltd.	6,494,753
15,900	Obic Co., Ltd.	3,356,565
66,000	Secom Co., Ltd.	3,250,103

See Notes to Schedule of Investments.

1

LEGG MASON PARTNERS INTERNATIONAL ALL CAP OPPORTUNITY FUND

Schedule of Investments (unaudited) (continued)

January 31, 2007

SHARES	SECURITY	VALUE
Japan - 10.1% (continued)
126,700	Sony Corp.	$5,810,006
406,000	Tokyu Corp.	2,717,178

	Total Japan	38,178,989

Netherlands - 4.6%
72,600	CSM	2,599,969
154,300	Koninklijke Philips Electronics NV	5,985,145
98,000	Royal Dutch Shell PLC, Class A Shares	3,308,323
266,000	Vedior NV, CVA	5,480,508

	Total Netherlands	17,373,945

Singapore - 0.3%
103,200	Flextronics International Ltd. *	1,200,216

South Korea - 1.4%
54,500	KT Corp., ADR	1,258,950
171,300	SK Telecom Co., Ltd., ADR	4,068,375

	Total South Korea	5,327,325

Sweden - 1.1%
107,400	Swedbank AB	4,045,996

Switzerland - 8.1%
270,100	Clariant AG	4,624,407
56,100	Compagnie Financiere Richemont AG	3,122,165
90,700	Credit Suisse Group	6,389,731
45,300	Lonza Group AG, Registered Shares	4,275,710
20,002	Nestle SA	7,318,294
81,321	Novartis AG	4,666,012

	Total Switzerland	30,396,319

Taiwan - 1.3%
208,000	Advanced Semiconductor Engineering Inc., ADR *	1,191,840
260,200	Siliconware Precision Industries Co., ADR	2,281,954
396,700	United Microelectronics Corp., ADR	1,408,285

	Total Taiwan	4,882,079

Thailand - 0.4%
454,800	Bangkok Bank Public Co., Ltd., NVDR	1,384,316

United Kingdom - 20.6%
274,500	Admiral Group PLC	5,493,154
86,800	Amdocs Ltd. *	3,010,224
63,100	Anglo American PLC	2,925,117
395,800	Barclays PLC	5,743,465
547,200	Brit Insurance Holdings PLC	3,433,701
565,600	British Sky Broadcasting Group PLC	6,055,758
408,500	Diageo PLC	7,930,375
248,600	GlaxoSmithKline PLC	6,654,267
753,300	International Power PLC	5,321,553
466,700	Kingfisher PLC	2,189,557
100,200	Michael Page International PLC	938,226
180,200	Northern Rock PLC	4,148,483
860,200	Royal & Sun Alliance Insurance Group PLC	2,715,762
224,400	Royal Bank of Scotland Group PLC	8,998,759
1,752,100	Signet Group PLC	4,122,936
2,773,120	Vodafone Group PLC	8,048,164

	Total United Kingdom	77,729,501

	TOTAL COMMON STOCKS (Cost - $295,738,042)	303,770,707

See Notes to Schedule of Investments.

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LEGG MASON PARTNERS INTERNATIONAL ALL CAP OPPORTUNITY FUND

Schedule of Investments (unaudited) (continued)

January 31, 2007

SHARES	SECURITY	VALUE
PREFERRED STOCKS - 1.7%
Germany - 1.7%
39,600	Henkel KGaA (Cost - $5,957,376)	$6,165,800

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $301,695,418)	309,936,507

FACE AMOUNT
SHORT-TERM INVESTMENT - 2.7%
Repurchase Agreement - 2.7%
$10,374,000	State Street Bank & Trust Co., dated 1/31/07, 4.770% due 2/1/07; Proceeds at maturity - $10,375,375; (Fully collateralized by U.S. Treasury Bond, 6.625% due 2/15/27; Market value - $10,584,000) (Cost - $10,374,000)	10,374,000

	TOTAL INVESTMENTS - 84.8% (Cost - $312,069,418#)	320,310,507
	Other Assets in Excess of Liabilities - 15.2%	57,433,941

	TOTAL NET ASSETS - 100.0%	$377,744,448

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipt
CVA	—	Certificaaten van aandelen (Share Certificates)
NVDR	—	Non-Voting Depositary Receipt

Summary of Investments by Sector* (unaudited)

Financials	26.9%
Consumer Discretionary	14.5
Information Technology	10.4
Industrials	8.8
Materials	8.4
Consumer Staples	7.5
Telecommunication Services	7.3
Health Care	7.2
Energy	4.1
Utilities	1.7
Short-Term Investment	3.2

100.0%

* As a percentage of total investments.

See Notes to Schedule of Investments.

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Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners International All Cap Opportunity Fund (the “Fund”) is a separate diversified investment fund of Legg Mason Partners World Funds, Inc. (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$13,683,986
Gross unrealized depreciation	(5,442,897)

Net unrealized appreciation	$8,241,089

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners World Funds, Inc.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: March 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: March 29, 2007

By:	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: March 29, 2007